Warrant Liability (Details) (Series A Warrants [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Series A Warrants [Member]
Assumptions used to value the Series A Warrants
Expected price volatility	115.00%	90.00%
Expected term (in years)	3 years 9 months 11 days	4 years 3 months 7 days
Risk-free interest rate	1.17%	1.40%
Dividend yield	0.00%	0.00%
Weighted-average fair value of warrants	$ 0.55	$ 0.34